Leasing Arrangements (Components Of Income From Leveraged Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leasing Arrangements [Abstract]
Pretax lease income	$ 61	$ 74	$ 83
Income tax expense	$ 24	$ 32	$ 34